BALANCES AND TRANSACTIONS WITH INTERESTED AND RELATED PARTIES - Disclosure of information about key management personnel (Details) - CAD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions [abstract]
Payroll and related expenses		$ 1,293	$ 1,094	$ 704
Share-based compensation		10	63	513
Professional fees	[1]	$ 912	$ 724	$ 852

[1]	Includes management fees charges during the years ended December 31, 2025, 2024 and 2023 of $526, $481 and $475, respectively.